FAIR VALUE MEASUREMENTS - Summary of Level 3 Instruments Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities [Abstract]
Beginning Balance	$ (29,481)	$ (636,716)	$ (726,950)
Fair value gain (loss)	(87)	(472,877)	41,259
Conversion into Class A ordinary shares	29,568	1,080,112	48,975
Ending Balance	0	(29,481)	(636,716)
Available-for-Sale Investments, Current [Member]
Level 3 Instruments Measured at Fair Value on a Recurring Basis [Abstract]
Beginning balance	72,000	0
Investment		72,000
Conversion into ordinary shares of investee	(72,000)
Addition	20,429
Fair value loss (gain) included in other comprehensive income	910
Ending balance	21,339	72,000	0
Available-for-Sale Investments, Non-Current [Member]
Level 3 Instruments Measured at Fair Value on a Recurring Basis [Abstract]
Beginning balance	56,418	70,374	19,249
Investment			33,000
Impairment loss	(51,000)	(1,087)	(144)
Fair value loss (gain) included in other comprehensive income	(5,400)	(12,869)	18,269
Ending balance	18	56,418	$ 70,374
Other Assets [Member]
Level 3 Instruments Measured at Fair Value on a Recurring Basis [Abstract]
Beginning balance	0
Acquisition of subsidiaries	8,860
Addition	13,340
Disposals	(363)
Write-down	(3,713)
Exchange differences	900
Ending balance	$ 19,024	$ 0